Earnings / (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Earnings / (Loss) Per Share [Abstract]
EARNINGS / (LOSS) PER SHARE
25.	EARNINGS / (LOSS) PER SHARE

The calculation of basic earnings / (loss) per share is based on the profit or loss attributable to ordinary equity shareholders of the Group and the weighted average number of ordinary shares outstanding for the years ended December 31, 2025, 2024 and 2023.

Diluted earnings / (loss) per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective periods.

As the Group generated profits for the year ended December 31, 2025, the potential ordinary shares related to: (i) the outstanding share awards exercisable into approximately 14.3 million; (ii) share options issued in connection with the Norway Acquisition exercisable into approximately 0.4 million; (iii) the June 2025 convertible senior notes convertible into approximately 23.6 million; (iv) the November 2025 convertible senior notes convertible into approximately 22.5 million were excluded from the calculation of diluted loss per share as their effect would have been anti-dilutive.

As the Group incurred losses for the years ended December 31, 2024 and 2023, the potential ordinary shares related to: (i) the outstanding share awards exercisable into approximately 13.9 million and 11.7 million ordinary shares; (ii) the promissory note convertible into approximately 2.0 million and 3.1 million ordinary shares; (iii) share options issued in connection with the Norway Acquisition exercisable into approximately 0.4 million and nil ordinary shares; (iv) the Tether Warrant exercisable into approximately 5.2 million and nil ordinary shares; (v) the August and November 2024 convertible senior notes convertible into approximately 36.5 million and nil ordinary shares respectively, were not included in the calculation of dilutive loss per share, as their inclusion would be anti-dilutive.

The following reflects the profit / (loss) and share data used in the basic and diluted earnings / (loss) per ordinary share computations:

	Years ended December 31,
In thousands of USD, except for the per share data	2025	2024	2023
Profit / (Loss) attributable to ordinary equity shareholders of the Group	65,597	(599,151)	(56,656)
Weighted average number of ordinary shares outstanding (thousand shares)	204,679	137,426	110,494
Basic earnings / (loss) per share (In USD)	0.32	(4.36)	(0.51)

Profit / (loss) attributable to ordinary equity shareholders of the Group	65,597	(599,151)	(56,656)
Adjustments for potential dilutive instruments:
- Impact of derivative liabilities related to the warrants	(42,622)	-	-
- Impact of derivative liabilities related and interest expense to the August 2024 and November 2024 convertible senior notes	(359,156)	-	-
Loss attributable to ordinary equity shareholders of the Group for diluted EPS	(336,181)	(599,151)	(56,656)

Weighted average number of ordinary shares outstanding (thousand shares)	204,679	137,426	110,494

Effect of potential dilutive ordinary shares:
- Assumed exercise of warrants (thousand shares)	581	-	-
- Assumed conversion of the August 2024 and November 2024 convertible senior notes (thousand shares)	29,059	-	-
Weighted average number of shares outstanding for diluted EPS (thousand shares)	234,319	137,426	110,494

Diluted loss per share (In USD)	(1.43)	(4.36)	(0.51)

Each Class A ordinary share carries 1 vote and each Class V ordinary share carries 10 votes. All classes of shares are entitled to dividend and rank pari passu except for voting rights. They are included in the ordinary shares and the shareholders of the shares are referred to as the ordinary equity shareholders in the context of notes and presentations of earnings per share.